Summary of Principal Accounting Policies - Schedule of Disaggregation of Revenue (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Disaggregation of Revenue [Line Items]
Total revenues	¥ 3,324,712	$ 509,533	¥ 3,413,176	¥ 3,310,062
One-time commissions
Disaggregation of Revenue [Line Items]
Total revenues	808,837		931,668	1,027,993
Recurring service fees
Disaggregation of Revenue [Line Items]
Total revenues	1,930,199		1,845,465	1,776,549
Performance-based income
Disaggregation of Revenue [Line Items]
Total revenues	389,525		113,085	143,634
Other service fees
Disaggregation of Revenue [Line Items]
Total revenues	196,151		522,958	361,886
Lending services
Disaggregation of Revenue [Line Items]
Total revenues	78,772		376,637	209,804
Investor education services
Disaggregation of Revenue [Line Items]
Total revenues	9,353		26,353	36,555
Other services
Disaggregation of Revenue [Line Items]
Total revenues	108,026		119,968	115,527
Wealth Management Business
Disaggregation of Revenue [Line Items]
Total revenues	2,379,456		2,329,853	2,318,212
Wealth Management Business | One-time commissions
Disaggregation of Revenue [Line Items]
Total revenues	766,246		928,061	1,024,323
Wealth Management Business | Recurring service fees
Disaggregation of Revenue [Line Items]
Total revenues	1,284,447		1,155,450	1,136,010
Wealth Management Business | Performance-based income
Disaggregation of Revenue [Line Items]
Total revenues	205,305		23,430	44,309
Wealth Management Business | Other service fees
Disaggregation of Revenue [Line Items]
Total revenues	123,458		222,912	113,570
Wealth Management Business | Lending services
Disaggregation of Revenue [Line Items]
Total revenues	13,530		91,164
Wealth Management Business | Investor education services
Disaggregation of Revenue [Line Items]
Total revenues	9,353		26,353	36,555
Wealth Management Business | Other services
Disaggregation of Revenue [Line Items]
Total revenues	100,575		105,395	77,015
Asset Management Business
Disaggregation of Revenue [Line Items]
Total revenues	880,014		787,551	751,759
Asset Management Business | One-time commissions
Disaggregation of Revenue [Line Items]
Total revenues	42,591		3,607	3,670
Asset Management Business | Recurring service fees
Disaggregation of Revenue [Line Items]
Total revenues	645,752		690,015	640,539
Asset Management Business | Performance-based income
Disaggregation of Revenue [Line Items]
Total revenues	184,220		89,655	99,325
Asset Management Business | Other service fees
Disaggregation of Revenue [Line Items]
Total revenues	7,451		4,274	8,225
Asset Management Business | Other services
Disaggregation of Revenue [Line Items]
Total revenues	7,451		4,274	8,225
Lending and Other Businesses
Disaggregation of Revenue [Line Items]
Total revenues	65,242		295,772	240,091
Lending and Other Businesses | Other service fees
Disaggregation of Revenue [Line Items]
Total revenues	65,242		295,772	240,091
Lending and Other Businesses | Lending services
Disaggregation of Revenue [Line Items]
Total revenues	¥ 65,242		285,473	209,804
Lending and Other Businesses | Other services
Disaggregation of Revenue [Line Items]
Total revenues			¥ 10,299	¥ 30,287